Schedule of Investments
Invesco Senior Loan ETF (BKLN)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-92.37%(a)(b)
Aerospace & Defense-5.30%
Amentum Government Services Holdings LLC, Term Loan B (1 mo. SOFR + 2.25%)	6.17%	09/29/2031	$55,845	$56,047,210
Arxis
Delayed Draw Term Loan(c)	0.00%	02/26/2032	2,751	2,763,056
Term Loan (3 mo. SOFR + 2.75%)	7.08%	02/26/2032	29,094	29,222,183
KKR Apple Bidco LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.42%	09/22/2028	58,558	58,883,816
Peraton Corp., First Lien Term Loan B (3 mo. SOFR + 3.85%)	7.69%	02/01/2028	101,051	88,952,013
TransDigm, Inc.
Term Loan J (3 mo. Term SOFR + 3.25%)	6.50%	02/28/2031	46,084	46,209,582
Term Loan K (3 mo. SOFR + 2.25%)	6.25%	03/22/2030	56,441	56,569,188
				338,647,048
Air Transport-0.00%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B (3 mo. SOFR + 2.25%)	6.13%	04/20/2028	77	77,560
Automotive-4.33%
Belron Group S.A., Term Loan B (3 mo. SOFR + 2.25%)	6.12%	10/16/2031	78,675	79,216,280
Mavis Tire Express Services Topco Corp., Term Loan B (1 mo. SOFR + 3.00%)	6.92%	05/04/2028	66,316	66,568,533
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL)
Term Loan (United Kingdom) (1 mo. SOFR + 2.50%)	6.42%	05/06/2030	47,336	47,424,612
Term Loan B (1 mo. Term SOFR + 2.75%)	6.67%	01/15/2032	57,972	58,261,782
Wand NewCo 3, Inc., Term Loan B (1 mo. SOFR + 2.50%)	6.42%	01/30/2031	25,436	25,473,731
				276,944,938
Beverage & Tobacco-2.30%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. SOFR + 3.00%)	6.98%	07/31/2028	89,209	89,552,534
Triton Water Holdings, Inc., Term Loan B (3 mo. SOFR + 2.25%)	6.25%	03/31/2028	57,130	57,312,147
				146,864,681
Brokers, Dealers & Investment Houses-1.69%
Ascensus Group Holdings, Inc., Term Loan B (3 mo. SOFR + 3.00%)	6.95%	08/02/2028	48,479	48,498,402
Creative Planning (CPI Holdco B LLC), Term Loan B (1 mo. SOFR + 2.00%)	5.92%	05/17/2031	59,385	59,480,182
				107,978,584
Building & Development-3.27%
Chariot Buyer LLC, Term Loan B (1 mo. SOFR + 3.00%)	6.92%	07/22/2032	59,718	59,932,877
Cornerstone Building Brands, Inc., Term Loan B (1 mo. SOFR + 3.35%)	7.31%	04/12/2028	12,912	10,347,915
Quikrete Holdings, Inc., Term Loan B (1 mo. SOFR + 2.25%)	6.17%	02/15/2032	68,626	68,788,685
White Cap Buyer LLC, Term Loan B (1 mo. SOFR + 3.25%)	7.21%	10/19/2029	69,994	70,281,628
				209,351,105
Business Equipment & Services-7.71%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan B (1 mo. SOFR + 3.35%)	7.17%	08/06/2032	58,509	58,817,497
Asurion LLC (Asurion Corp.), Second Lien Term Loan B-4 (1 mo. SOFR + 5.36%)	9.68%	01/20/2029	52,581	49,418,942
Boost Newco Borrower LLC (WorldPay), Term Loan B (3 mo. SOFR + 2.00%)	6.00%	01/31/2031	66,931	67,148,584
Cloud Software Group, Inc.
Term Loan B (3 mo. SOFR + 3.25%)	7.25%	08/09/2032	55,537	55,478,856
Term Loan B-2 (3 mo. SOFR + 3.25%)	7.25%	03/21/2031	54,424	54,351,185
Corpay Technologies Operating Co. LLC
Term Loan B (1 mo. SOFR + 1.75%)	5.67%	04/28/2028	53,689	53,755,702
Term Loan B(d)	-	10/01/2032	2,511	2,510,322
Mitchell International, Inc., Term Loan B (1 mo. SOFR + 3.25%)	7.17%	06/17/2031	50,497	50,688,694
Nuvei Tech Corp, Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B (1 mo. SOFR + 2.50%)	6.42%	11/17/2031	37,370	37,457,709
Solera (Polaris Newco LLC), First Lien Term Loan (3 mo. SOFR + 4.26%)	8.10%	06/02/2028	67,077	63,467,976
				493,095,467
Cable & Satellite Television-1.55%
CSC Holdings LLC, Term Loan (3 mo. PRIME + 1.50%)	8.25%	04/15/2027	47,336	42,262,315
SFR-Numericable (YPSO, Altice France), Term Loan B (France) (3 mo. SOFR + 6.88%)	10.86%	05/31/2031	52,626	52,850,619
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cable & Satellite Television-(continued)
Virgin Media 02 - LG
Term Loan N (United Kingdom) (1 mo. SOFR + 2.61%)	6.57%	01/31/2028	$158	$157,736
Term Loan Y (United Kingdom) (6 mo. SOFR + 3.28%)	7.05%	03/31/2031	1,000	983,125
Ziggo Vodafone - LG (Lib Global/B.V.), Term Loan I (6 mo. SOFR + 2.93%)	6.71%	04/30/2028	2,784	2,786,757
				99,040,552
Chemicals & Plastics-1.62%
Nouryon Finance B.V., Term Loan B-1 (6 mo. SOFR + 3.25%)	7.04%	04/03/2028	54,154	54,124,085
Univar, Inc., Term Loan B (1 mo. SOFR + 2.75%)	6.67%	08/01/2030	49,573	49,689,242
				103,813,327
Clothing & Textiles-1.11%
ABG Intermediate Holdings 2 LLC, Term Loan B (1 mo. SOFR + 2.25%)	6.17%	12/21/2028	70,570	70,794,592
Containers & Glass Products-0.75%
Flex Acquisition Co., Inc.
Delayed Draw Term Loan(c)	0.00%	04/30/2032	816	812,106
Term Loan B (1 mo. SOFR + 3.25%)	7.17%	04/30/2032	47,240	47,008,732
				47,820,838
Drugs-0.85%
Phoenix Guarantor, Inc. (BrightSpring Health Services), Term Loan B (1 mo. SOFR + 2.50%)	6.42%	02/21/2031	5,244	5,274,839
Valeant Pharmaceuticals International, Inc., Term Loan B (1 mo. SOFR + 6.25%)	10.17%	10/08/2030	49,855	49,368,914
				54,643,753
Electronics & Electrical-16.20%
Boxer Parent Co., Inc., Term Loan (3 mo. SOFR + 3.00%)	6.82%	07/30/2031	78,826	78,605,696
Central Parent LLC, Term Loan (3 mo. SOFR + 3.25%)	7.25%	07/06/2029	66,494	55,501,367
CoreLogic, Inc., First Lien Term Loan (1 mo. SOFR + 3.61%)	7.53%	06/02/2028	55,354	55,449,004
Dayforce, Inc., Term Loan B(d)	-	10/07/2032	45,165	45,098,177
Epicor Software Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.42%	05/30/2031	57,092	57,325,719
Finastra USA, Inc., Term Loan B (3 mo. SOFR + 4.00%)	8.04%	07/30/2032	49,000	48,212,570
Gen Digital, Inc. (NortonLifeLock, Inc.), Term Loan A (1 mo. SOFR + 1.48%)	5.39%	09/10/2027	58,402	58,464,991
Kaseya, Inc., Term Loan B (1 mo. SOFR + 3.00%)	6.92%	03/20/2032	58,110	58,260,329
McAfee LLC, Term Loan B (1 mo. SOFR + 3.00%)	6.92%	03/01/2029	93,160	86,447,541
Modena Buyer LLC (End User Computing), Term Loan (3 mo. SOFR + 4.25%)	8.09%	07/01/2031	27,999	27,508,816
Project Alpha Intermediate Holding, Inc., Term Loan B (3 mo. SOFR + 3.25%)	7.25%	10/28/2030	64,367	64,387,285
Proofpoint, Inc., Term Loan B (1 mo. SOFR + 3.00%)	6.92%	08/31/2028	84,187	84,713,412
RealPage, Inc., First Lien Term Loan (3 mo. SOFR + 3.26%)	7.26%	04/24/2028	60,287	60,294,020
Rocket Software, Inc., Term Loan B (1 mo. SOFR + 3.75%)	7.67%	11/28/2028	50,011	49,930,331
SS&C Technologies Holdings, Inc., Term Loan B-8 (1 mo. SOFR + 2.00%)	5.92%	05/09/2031	69,623	69,978,111
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. SOFR + 3.25%)	7.93%	02/10/2031	115,124	115,206,021
Veeam Software (VS Buyer LLC), Term Loan B (3 mo. Term SOFR + 2.25%)(e)	6.09%	04/12/2031	20,000	19,987,500
				1,035,370,890
Financial Intermediaries-6.20%
Advisor Group, Inc., Term Loan B (1 mo. SOFR + 3.00%)	6.92%	07/16/2032	40,000	40,126,800
Apex Group Treasury Ltd., Term Loan B (3 mo. SOFR + 3.50%)	7.39%	02/27/2032	53,451	48,239,260
BroadStreet Partners, Inc., Term Loan B (1 mo. SOFR + 2.75%)	6.67%	06/13/2031	69,991	70,268,045
Citadel Securities L.P., Term Loan B (1 mo. SOFR + 2.00%)	5.92%	10/31/2031	70,173	70,512,361
Focus Financial Partners LLC, Term Loan B-8 (1 mo. SOFR + 2.50%)	6.42%	09/15/2031	66,060	66,134,765
Jane Street Group LLC, Term Loan B (3 mo. SOFR + 2.00%)	5.82%	12/31/2031	69,492	68,894,102
Nexus Buyer LLC, Term Loan B (1 mo. SOFR + 3.50%)	7.42%	07/31/2031	32,352	32,017,631
				396,192,964
Food Products-0.76%
Froneri, Term Loan B (United Kingdom) (6 mo. SOFR + 2.00%)	6.20%	09/17/2031	48,812	48,675,786
Food Service-3.36%
BCPE Empire Holdings, Inc. (ImperialDade), Term Loan B (1 mo. SOFR + 3.25%)	7.17%	12/11/2030	43,799	43,819,673
IRB Holding Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.42%	12/15/2030	73,545	73,643,614
New Red Finance, Inc., Term Loan B-6 (1 mo. SOFR + 1.75%)	5.67%	09/20/2030	47,932	47,943,559
Whatabrands LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.42%	08/03/2028	49,408	49,576,100
				214,982,946
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care-11.37%
athenahealth Group, Inc., Term Loan (1 mo. SOFR + 2.75%)	6.67%	02/15/2029	$101,599	$101,589,237
Ensemble Health Partners, Term Loan B (3 mo. SOFR + 3.00%)	6.84%	08/03/2029	58,783	59,142,128
Gainwell Acquisition Corp., First Lien Term Loan B (3 mo. SOFR + 4.10%)	8.10%	10/01/2027	71,864	71,272,988
Global Medical Response, Inc., Term Loan B (3 mo. SOFR + 3.50%)	7.38%	09/13/2032	64,953	65,367,769
Mozart Debt Merger Sub, Inc. (Medline Industries)
Term Loan (1 mo. SOFR + 2.00%)	5.92%	11/23/2028	93,339	93,565,244
Term Loan B (1 mo. SOFR + 2.00%)	5.92%	10/23/2030	11,914	11,942,932
Opella, Term Loan (France) (3 mo. SOFR + 3.00%)	6.90%	04/28/2032	59,247	59,709,902
PAREXEL International Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.81%	11/15/2028	54,223	54,514,893
R1 RCM, Inc.
Delayed Draw Term Loan B(c)	0.00%	10/24/2031	3,191	3,203,242
Term Loan B (1 mo. SOFR + 3.00%)	6.92%	10/24/2031	44,451	44,621,155
Southern Veterinary Partners LLC, Term Loan B (3 mo. SOFR + 2.50%)	6.37%	12/04/2031	54,663	54,651,260
Syneos Health, Inc., Term Loan (3 mo. SOFR + 4.00%)	8.00%	09/27/2030	35,864	35,952,509
Verscend Holding Corp., Term Loan B (1 mo. SOFR + 2.75%)	6.73%	05/01/2031	73,862	71,184,716
				726,717,975
Home Furnishings-0.84%
Hunter Douglas Holding B.V., Term Loan B-1 (Netherlands) (3 mo. SOFR + 3.25%)	7.25%	01/14/2032	53,280	53,526,202
Industrial Equipment-1.17%
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.00%)	5.92%	08/17/2029	9,089	9,134,423
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (6 mo. SOFR + 3.00%)	7.20%	04/30/2030	65,002	65,462,520
				74,596,943
Insurance-7.41%
Acrisure LLC/Acrisure Finance, Inc., Term Loan B (1 mo. SOFR + 3.00%)	6.92%	11/06/2030	61,713	61,758,183
Alera Group, Inc., Term Loan B (1 mo. SOFR + 3.25%)	7.17%	05/21/2032	55,181	55,478,843
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.42%	09/19/2031	58,679	58,761,464
AmWINS Group LLC, Term Loan B (3 mo. SOFR + 2.25%)	6.25%	01/23/2032	80,453	80,737,569
HUB International Ltd., Term Loan B (3 mo. SOFR + 2.25%)	6.12%	06/20/2030	60,710	61,006,882
Hyperion Insurance Group Ltd., Term Loan B (United Kingdom) (1 mo. SOFR + 2.75%)	6.67%	02/15/2031	57,405	57,551,442
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. SOFR + 2.50%)	6.42%	07/31/2031	98,004	98,286,223
				473,580,606
Leisure Goods, Activities & Movies-1.99%
Alpha Topco Ltd. (Delta 2 (Lux) S.a.r.l.), Term Loan B-1 (United Kingdom) (3 mo. SOFR + 2.00%)	6.00%	09/10/2031	5,106	5,118,467
UFC Holdings, LLC, Term Loan B (3 mo. SOFR + 2.00%)	5.87%	11/21/2031	68,381	68,679,013
William Morris Endeavor Entertainment LLC, Term Loan C (1 mo. SOFR + 3.00%)	6.92%	01/27/2032	53,136	53,448,411
				127,245,891
Lodging & Casinos-3.66%
Caesars Entertainment, Inc., Term Loan (1 mo. SOFR + 2.25%)	6.17%	02/06/2031	47,312	46,907,750
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 3.25%)	7.17%	01/27/2029	62,273	62,271,384
Flutter Financing B.V. (Stars Group), Term Loan B (3 mo. SOFR + 1.75%)	5.75%	11/25/2030	71,043	70,910,346
Hilton Worldwide Finance LLC, Term Loan B-4 (1 mo. SOFR + 1.75%)	5.70%	11/08/2030	53,743	54,017,871
				234,107,351
Oil & Gas-0.49%
Colonial Pipeline, Term Loan B (1 mo. SOFR + 1.75%)	5.87%	06/11/2032	31,203	31,120,477
Publishing-1.76%
Micro Holding L.P., First Lien Incremental Term Loan (3 mo. SOFR + 4.25%)	8.25%	05/03/2028	60,439	54,793,134
Nielsen Finance LLC, First Lien Term Loan B (3 mo. SOFR + 5.10%)	9.01%	04/11/2029	59,088	57,832,593
				112,625,727
Rail Industries-0.64%
Genesee & Wyoming, Inc., Term Loan (3 mo. SOFR + 1.75%)	5.75%	04/10/2031	40,668	40,647,373
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retailers (except Food & Drug)-2.10%
Bass Pro Group LLC, Term Loan B (1 mo. SOFR + 3.25%)	7.17%	01/31/2032	$83,555	$83,893,601
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. SOFR + 2.25%)	6.17%	06/11/2031	51,029	50,321,446
				134,215,047
Telecommunications-2.92%
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.42%	01/26/2032	71,846	70,895,473
Radiate Holdco LLC, Term Loan(d)	-	09/25/2029	1,000	736,250
X Corp., Term Loan B (6 mo. SOFR + 6.75%)	10.45%	10/27/2029	116,447	113,579,135
Zayo Group Holdings, Inc., Term Loan (1 mo. SOFR + 3.61%)	7.53%	03/11/2030	1,662	1,580,918
				186,791,776
Utilities-1.02%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.25%)	6.23%	01/27/2031	64,842	64,993,745
Total Variable Rate Senior Loan Interests (Cost $5,898,692,811)				5,904,464,144
U.S. Dollar Denominated Bonds & Notes-5.25%
Aerospace & Defense-0.47%
Neptune Bidco US, Inc.(f)	10.38%	05/15/2031	5,000	5,058,309
TransDigm, Inc.(f)	6.75%	08/15/2028	8,000	8,173,560
TransDigm, Inc.(f)	6.38%	03/01/2029	2,000	2,062,434
TransDigm, Inc.(f)	6.88%	12/15/2030	3,000	3,129,792
TransDigm, Inc.(f)	6.63%	03/01/2032	4,000	4,162,492
TransDigm, Inc.(f)	6.00%	01/15/2033	5,000	5,116,695
TransDigm, Inc.(f)	6.25%	01/31/2034	2,000	2,075,078
				29,778,360
Automobile Components-0.09%
Belron UK Finance PLC (United Kingdom)(f)	5.75%	10/15/2029	3,000	3,052,923
Clarios Global L.P./Clarios US Finance Co.(f)	6.75%	02/15/2030	2,430	2,527,808
				5,580,731
Building Products-0.06%
Cornerstone Building Brands, Inc.(f)	9.50%	08/15/2029	5,000	4,019,207
Capital Markets-0.49%
Aretec Group, Inc.(f)	10.00%	08/15/2030	6,300	6,843,715
Boost Newco Borrower LLC(f)	7.50%	01/15/2031	22,618	24,036,714
Osaic Holdings, Inc.(f)	6.75%	08/01/2032	500	519,272
				31,399,701
Commercial Services & Supplies-0.52%
Allied Universal Holdco LLC(f)	7.88%	02/15/2031	17,597	18,541,554
Allied Universal Holdco LLC/Allied Universal Finance Corp.(f)	6.88%	06/15/2030	2,406	2,488,920
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(f)	4.63%	06/01/2028	4,300	4,226,722
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(f)	4.63%	06/01/2028	5,000	4,911,938
Raven Acquisition Holdings LLC(f)	6.88%	11/15/2031	3,145	3,240,897
				33,410,031
Construction Materials-0.07%
Camelot Return Merger Sub, Inc.(f)	8.75%	08/01/2028	4,100	3,431,947
Quikrete Holdings, Inc.(f)	6.38%	03/01/2032	810	841,768
				4,273,715
Containers & Packaging-0.09%
Clydesdale Acquisition Holdings, Inc.(f)	6.88%	01/15/2030	5,000	5,082,800
Clydesdale Acquisition Holdings, Inc.(f)	6.75%	04/15/2032	738	745,276
				5,828,076
Diversified Telecommunication Services-0.07%
Altice France S.A. (France)(f)	6.88%	07/15/2032	2,002	1,953,644
Zayo Group Holdings, Inc. , 0.50% PIK Rate, 5.75% Cash Rate(f)(g)	0.50%	03/09/2030	2,568	2,368,829
				4,322,473
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services-0.59%
Focus Financial Partners LLC(f)	6.75%	09/15/2031	$11,132	$11,510,365
Jane Street Group/JSG Finance, Inc.(f)	4.50%	11/15/2029	500	492,553
Jane Street Group/JSG Finance, Inc.(f)	7.13%	04/30/2031	15,000	15,813,495
Jane Street Group/JSG Finance, Inc.(f)	6.13%	11/01/2032	7,000	7,127,022
Jane Street Group/JSG Finance, Inc.(f)	6.75%	05/01/2033	2,500	2,616,760
				37,560,195
Ground Transportation-0.08%
Genesee & Wyoming, Inc.(f)	6.25%	04/15/2032	5,000	5,147,615
Health Care Equipment & Supplies-0.48%
Medline Borrower L.P.(f)	3.88%	04/01/2029	22,100	21,470,380
Medline Borrower L.P./Medline Co-Issuer, Inc.(f)	6.25%	04/01/2029	9,000	9,320,130
				30,790,510
Health Care Providers & Services-0.03%
Star Parent, Inc.(f)	9.00%	10/01/2030	1,600	1,716,720
Hotels, Restaurants & Leisure-0.53%
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.88%	01/15/2028	15,000	14,835,597
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.50%	02/15/2029	1,000	966,723
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	6.13%	06/15/2029	9,000	9,290,862
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	5.63%	09/15/2029	3,000	3,060,798
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	4.00%	10/15/2030	3,000	2,861,495
Caesars Entertainment, Inc.(f)	7.00%	02/15/2030	2,000	2,071,716
Caesars Entertainment, Inc.(f)	6.50%	02/15/2032	859	874,309
				33,961,500
Insurance-0.75%
Acrisure LLC/Acrisure Finance, Inc.(f)	4.25%	02/15/2029	3,282	3,190,595
Acrisure LLC/Acrisure Finance, Inc.(f)	7.50%	11/06/2030	12,833	13,335,951
Acrisure LLC/Acrisure Finance, Inc.(f)	6.75%	07/01/2032	685	702,196
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	6.75%	04/15/2028	1,500	1,528,591
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	7.00%	01/15/2031	2,500	2,599,812
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	6.50%	10/01/2031	4,811	4,955,162
AmWINS Group, Inc.(f)	6.38%	02/15/2029	1,580	1,624,643
HUB International Ltd.(f)	7.25%	06/15/2030	18,900	19,819,485
				47,756,435
Machinery-0.16%
TK Elevator U.S. Newco, Inc. (Germany)(f)	5.25%	07/15/2027	10,200	10,252,171
Media-0.02%
CSC Holdings LLC(f)	6.50%	02/01/2029	2,000	1,257,792
Personal Care Products-0.10%
Opal Bidco SAS (France), (Acquired 03/31/2025; Cost $6,225,000)(f)(h)	6.50%	03/31/2032	6,225	6,422,214
Professional Services-0.14%
CoreLogic, Inc.(f)	4.50%	05/01/2028	9,100	8,891,869
Software-0.38%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(f)	8.00%	06/15/2029	1,500	1,280,163
Central Parent, Inc./CDK Global, Inc.(f)	7.25%	06/15/2029	2,500	2,076,625
Cloud Software Group, Inc.(f)	9.00%	09/30/2029	7,750	8,002,363
Cloud Software Group, Inc.(f)	8.25%	06/30/2032	5,658	5,970,367
Cloud Software Group, Inc.(f)	6.63%	08/15/2033	1,383	1,381,879
SS&C Technologies, Inc.(f)	6.50%	06/01/2032	5,500	5,729,603
				24,441,000
Specialty Retail-0.13%
Wand NewCo 3, Inc.(f)	7.63%	01/30/2032	8,231	8,680,437
Total U.S. Dollar Denominated Bonds & Notes (Cost $329,251,199)				335,490,752
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-0.11%
Diversified Telecommunication Services-0.11%
Altice France S.A.(i) (Cost $6,400,658)	366,864	$6,708,554

Money Market Funds-6.91%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.90%(j)(k) (Cost $441,956,671)	441,956,671	441,956,671
TOTAL INVESTMENTS IN SECURITIES-104.64% (Cost $6,676,301,339)		6,688,620,121
OTHER ASSETS LESS LIABILITIES-(4.64)%		(296,719,340)
NET ASSETS-100.00%		$6,391,900,781

Investment Abbreviations:
PIK	-Pay-in-Kind
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(d)	This variable rate interest will settle after November 30, 2025, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2025 was $335,490,752, which represented 5.25% of the Fund’s Net Assets.

(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Restricted security. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.
(i)	Non-income producing security.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$608,883,473	$1,123,366,232	$(1,290,293,034)	$-	$-	$441,956,671	$3,245,714

(k)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$5,884,476,644	$19,987,500	$5,904,464,144
U.S. Dollar Denominated Bonds & Notes	-	335,490,752	-	335,490,752
Common Stocks & Other Equity Interests	-	6,708,554	-	6,708,554
Money Market Funds	441,956,671	-	-	441,956,671
Total Investments	$441,956,671	$6,226,675,950	$19,987,500	$6,688,620,121